Deferred charges and leasehold improvements	6 Months Ended
Jun. 30, 2024
Deferred Charges And Leasehold Improvements
Deferred charges and leasehold improvements

6. Deferred charges and leasehold improvements

Deferred charges consisting of dry-docking and special survey costs, net of accumulated amortization, amounted to $32,337 and $33,682, at June 30, 2024 and December 31, 2023, respectively. Leasehold improvements amounted to $5,779 at June 30, 2024 for the suezmax tankers Archangel, Alaska, Arctic, Antarctic, and the aframax tanker Sakura Princess and $4,631, at December 31, 2023. Amortization of deferred dry-docking costs and of leasehold improvements is included in depreciation and amortization in the accompanying consolidated statements of comprehensive income.